Property, Plant,and Equipment - Balances and changes in property, plant, and equipment beginning and ending (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ 7,572,762		R$ 7,278,865		R$ 6,637,826
Property, plant, and equipment, additions		980,511		1,049,525		1,198,613
Property, plant, and equipment, depreciation		(777,403)		(740,272)		(737,593)
Property, plant, and equipment, transfer		(1,156)	[1]	(11,070)	[2]	742	[3]
Property, plant, and equipment, write-offs and disposals		(82,920)		(51,690)		(36,542)
Property, plant, and equipment, effect of foreign currency exchange rate variation		314,066		45,968		118,967
Property, plant, and equipment, Oxiteno andian	[4]			1,436
Property, plant, and equipment, Balance acquisition TEAS	[5]					96,852
Property, plant, and equipment, ending		8,005,860		7,572,762		7,278,865
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		15,038,446		14,183,960		13,219,520
Property, plant, and equipment, additions		979,601		1,051,080		1,202,014
Property, plant, and equipment, transfer		(3,781)	[1]	(20,813)	[2]	798	[3]
Property, plant, and equipment, write-offs and disposals		(203,300)		(185,351)		(142,009)
Property, plant, and equipment, effect of foreign currency exchange rate variation		386,430		26,192		(207,904)
Property, plant, and equipment, Oxiteno andian	[4]			(16,622)
Property, plant, and equipment, Balance acquisition TEAS	[5]					111,541
Property, plant, and equipment, ending		16,197,396		15,038,446		14,183,960
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(7,460,856)		(6,896,104)		(6,576,049)
Property, plant, and equipment, depreciation		(777,403)		(740,272)		(737,593)
Property, plant, and equipment, transfer		2,625	[1]	9,743	[2]	(56)	[3]
Property, plant, and equipment, write-offs and disposals		119,560		132,713		105,017
Property, plant, and equipment, effect of foreign currency exchange rate variation		(72,215)		17,435		327,266
Property, plant, and equipment, Oxiteno andian	[4]			15,629
Property, plant, and equipment, Balance acquisition TEAS	[5]					(14,689)
Property, plant, and equipment, ending		(8,188,289)		(7,460,856)		(6,896,104)
Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(4,828)		(8,991)		(5,645)
Property, plant, and equipment, additions		910		(1,555)		(3,401)
Property, plant, and equipment, write-offs and disposals		820		948		450
Property, plant, and equipment, effect of foreign currency exchange rate variation		(149)		2,341		(395)
Property, plant, and equipment, Oxiteno andian	[4]			2,429
Property, plant, and equipment, ending		(3,247)		(4,828)		(8,991)
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		667,865		620,879		576,642
Property, plant, and equipment, additions		21,300		43,420		3,994
Property, plant, and equipment, transfer		2,113	[1]	4,785	[2]	9,261	[3]
Property, plant, and equipment, write-offs and disposals		(14,427)		(2,017)		(895)
Property, plant, and equipment, effect of foreign currency exchange rate variation		10,257		1,059		(1,238)
Property, plant, and equipment, Oxiteno andian	[4]			(261)
Property, plant, and equipment, Balance acquisition TEAS	[5]					33,115
Property, plant, and equipment, ending		687,108		667,865		620,879
Land [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(146)		(827)		(104)
Property, plant, and equipment, additions						(723)
Property, plant, and equipment, Oxiteno andian	[4]			681
Property, plant, and equipment, ending		R$ (146)		R$ (146)		(827)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, effect of foreign currency exchange rate variation						R$ (305)
Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		13 years		13 years		13 years
Property, plant, and equipment, beginning		R$ 5,707,721		R$ 5,219,256		R$ 4,721,931
Property, plant, and equipment, additions		144,089		131,831		115,171
Property, plant, and equipment, transfer		378,883	[1]	365,953	[2]	588,696	[3]
Property, plant, and equipment, write-offs and disposals		(5,554)		(4,967)		(4,895)
Property, plant, and equipment, effect of foreign currency exchange rate variation		273,223		9,596		(261,955)
Property, plant, and equipment, Oxiteno andian	[4]			(13,948)
Property, plant, and equipment, Balance acquisition TEAS	[5]					60,308
Property, plant, and equipment, ending		6,498,362		5,707,721		5,219,256
Machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(3,231,627)		(2,969,209)		(2,980,166)
Property, plant, and equipment, depreciation		(317,694)		(298,767)		(271,867)
Property, plant, and equipment, transfer		59	[1]	2,983	[2]	1,143	[3]
Property, plant, and equipment, write-offs and disposals		4,091		3,510		3,449
Property, plant, and equipment, effect of foreign currency exchange rate variation		(53,133)		16,340		288,461
Property, plant, and equipment, Oxiteno andian	[4]			13,516
Property, plant, and equipment, Balance acquisition TEAS	[5]					(10,229)
Property, plant, and equipment, ending		(3,598,304)		(3,231,627)		(2,969,209)
Machinery [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(2,875)		(6,117)		(4,724)
Property, plant, and equipment, additions						(1,532)
Property, plant, and equipment, write-offs and disposals		156		769		444
Property, plant, and equipment, effect of foreign currency exchange rate variation		(138)		1,138
Property, plant, and equipment, Oxiteno andian	[4]			1,335
Property, plant, and equipment, ending		R$ (2,857)		R$ (2,875)		R$ (6,117)
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		32 years		32 years		32 years
Property, plant, and equipment, beginning		R$ 1,925,946		R$ 1,801,073		R$ 1,637,871
Property, plant, and equipment, additions		25,572		18,117		7,041
Property, plant, and equipment, transfer		148,527	[1]	105,861	[2]	151,937	[3]
Property, plant, and equipment, write-offs and disposals		(27,210)		(4,339)		(2,929)
Property, plant, and equipment, effect of foreign currency exchange rate variation		81,875		7,023		(10,914)
Property, plant, and equipment, Oxiteno andian	[4]			(1,789)
Property, plant, and equipment, Balance acquisition TEAS	[5]					18,067
Property, plant, and equipment, ending		2,154,710		1,925,946		1,801,073
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(793,835)		(743,117)		(724,408)
Property, plant, and equipment, depreciation		(65,318)		(58,158)		(53,462)
Property, plant, and equipment, transfer		2,376	[1]	187	[2]	10,046	[3]
Property, plant, and equipment, write-offs and disposals		20,021		4,681		2,608
Property, plant, and equipment, effect of foreign currency exchange rate variation		(14,641)		893		26,533
Property, plant, and equipment, Oxiteno andian	[4]			1,679
Property, plant, and equipment, Balance acquisition TEAS	[5]					(4,434)
Property, plant, and equipment, ending		R$ (851,397)		(793,835)		(743,117)
Buildings [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning				(306)
Property, plant, and equipment, additions						(306)
Property, plant, and equipment, Oxiteno andian	[4]			R$ 306
Property, plant, and equipment, ending						R$ (306)
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		9 years		10 years		8 years
Property, plant, and equipment, beginning		R$ 1,121,528		R$ 1,015,640		R$ 912,555
Property, plant, and equipment, additions		28,374		19,191		11,931
Property, plant, and equipment, transfer		89,559	[1]	129,234	[2]	103,371	[3]
Property, plant, and equipment, write-offs and disposals		(16,954)		(42,552)		(12,273)
Property, plant, and equipment, effect of foreign currency exchange rate variation		315		15		56
Property, plant, and equipment, ending		1,222,822		1,121,528		1,015,640
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(614,379)		(558,042)		(475,651)
Property, plant, and equipment, depreciation		(80,995)		(84,664)		(83,208)
Property, plant, and equipment, transfer		49	[1]	2,040	[2]	(4,574)	[3]
Property, plant, and equipment, write-offs and disposals		6,252		26,291		5,398
Property, plant, and equipment, effect of foreign currency exchange rate variation		(88)		(4)		(7)
Property, plant, and equipment, ending		(689,161)		(614,379)		(558,042)
Leasehold improvements [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(1,599)		(1,385)		(564)
Property, plant, and equipment, additions		910		(1,528)		(733)
Property, plant, and equipment, write-offs and disposals		639		111		2
Property, plant, and equipment, effect of foreign currency exchange rate variation		(11)		1,203		(90)
Property, plant, and equipment, ending		R$ (61)		R$ (1,599)		R$ (1,385)
Automotive [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		13 years		14 years		13 years
Property, plant, and equipment, beginning		R$ 2,991,472		R$ 2,864,333		R$ 2,729,522
Property, plant, and equipment, additions		90,279		103,288		98,478
Property, plant, and equipment, transfer		133,963	[1]	81,038	[2]	98,573	[3]
Property, plant, and equipment, write-offs and disposals		(46,394)		(57,187)		(62,240)
Property, plant, and equipment, ending		3,169,320		2,991,472		2,864,333
Automotive [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(1,766,878)		(1,657,608)		(1,545,806)
Property, plant, and equipment, depreciation		(176,404)		(159,961)		(162,815)
Property, plant, and equipment, transfer		(6)	[1]			(7,232)	[3]
Property, plant, and equipment, write-offs and disposals		36,335		50,691		58,245
Property, plant, and equipment, ending		(1,906,953)		(1,766,878)		(1,657,608)
Automotive [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(98)		(165)		(169)
Property, plant, and equipment, write-offs and disposals		25		67		4
Property, plant, and equipment, ending		R$ (73)		R$ (98)		R$ (165)
Lpg tanks [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		10 years		10 years		8 years
Property, plant, and equipment, beginning		R$ 755,460		R$ 743,016		R$ 692,856
Property, plant, and equipment, additions		65,230		65,351		78,995
Property, plant, and equipment, transfer		289	[1]	(6,993)	[2]	2,552	[3]
Property, plant, and equipment, write-offs and disposals		(44,500)		(45,914)		(31,387)
Property, plant, and equipment, ending		776,479		755,460		743,016
Lpg tanks [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(425,554)		(401,056)		(328,384)
Property, plant, and equipment, depreciation		(56,267)		(57,890)		(88,308)
Property, plant, and equipment, transfer		(30)	[1]	4,467	[2]	(2,347)	[3]
Property, plant, and equipment, write-offs and disposals		27,200		28,925		17,983
Property, plant, and equipment, ending		R$ (454,651)		R$ (425,554)		R$ (401,056)
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		8 years		7 years		6 years
Property, plant, and equipment, beginning		R$ 320,161		R$ 308,756		R$ 287,295
Property, plant, and equipment, additions		22,495		24,686		29,141
Property, plant, and equipment, transfer		8,363	[1]	7,564	[2]	18,061	[3]
Property, plant, and equipment, write-offs and disposals		(40,517)		(20,353)		(23,996)
Property, plant, and equipment, effect of foreign currency exchange rate variation		334		(394)		(1,745)
Property, plant, and equipment, Oxiteno andian	[4]			(98)
Property, plant, and equipment, ending		310,836		320,161		308,756
Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(139,045)		(123,650)		(112,200)
Property, plant, and equipment, depreciation		(24,585)		(27,106)		(28,792)
Property, plant, and equipment, transfer		48	[1]	28	[2]	498	[3]
Property, plant, and equipment, write-offs and disposals		19,997		11,274		15,002
Property, plant, and equipment, effect of foreign currency exchange rate variation		(269)		311		1,842
Property, plant, and equipment, Oxiteno andian	[4]			98
Property, plant, and equipment, ending		R$ (143,854)		R$ (139,045)		R$ (123,650)
Furniture [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		9 years		9 years		8 years
Property, plant, and equipment, beginning		R$ 295,604		R$ 279,016		R$ 265,909
Property, plant, and equipment, additions		13,985		15,009		18,417
Property, plant, and equipment, transfer		6,775	[1]	4,399	[2]	6,078	[3]
Property, plant, and equipment, write-offs and disposals		(3,694)		(2,665)		(863)
Property, plant, and equipment, effect of foreign currency exchange rate variation		4,042		198		(10,570)
Property, plant, and equipment, Oxiteno andian	[4]			(353)
Property, plant, and equipment, Balance acquisition TEAS	[5]					45
Property, plant, and equipment, ending		316,712		295,604		279,016
Furniture [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(171,475)		(155,339)		(148,575)
Property, plant, and equipment, depreciation		(21,060)		(18,944)		(18,482)
Property, plant, and equipment, transfer		7	[1]	(12)	[2]	(292)	[3]
Property, plant, and equipment, write-offs and disposals		2,988		2,280		513
Property, plant, and equipment, effect of foreign currency exchange rate variation		(2,173)		204		11,517
Property, plant, and equipment, Oxiteno andian	[4]			336
Property, plant, and equipment, Balance acquisition TEAS	[5]					(20)
Property, plant, and equipment, ending		(191,713)		(171,475)		(155,339)
Furniture [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning				(70)		(1)
Property, plant, and equipment, additions						(69)
Property, plant, and equipment, write-offs and disposals				1
Property, plant, and equipment, Oxiteno andian	[4]			69
Property, plant, and equipment, ending						(70)
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		827,086		922,799		929,000
Property, plant, and equipment, additions		506,367		591,525		796,909
Property, plant, and equipment, transfer		(765,785)	[1]	(695,301)	[2]	(883,994)	[3]
Property, plant, and equipment, write-offs and disposals		(1,167)		(108)		(578)
Property, plant, and equipment, effect of foreign currency exchange rate variation		14,194		8,344		81,462
Property, plant, and equipment, Oxiteno andian	[4]			(173)
Property, plant, and equipment, ending		580,695		827,086		922,799
Construction in progress [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning				(38)
Property, plant, and equipment, additions						(38)
Property, plant, and equipment, Oxiteno andian	[4]			38
Property, plant, and equipment, ending						(38)
Advances to suppliers [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		12,544		14,088		112,167
Property, plant, and equipment, additions		28,339		7,378		6,317
Property, plant, and equipment, transfer		(6,185)	[1]	(8,921)	[2]	(100,233)	[3]
Property, plant, and equipment, write-offs and disposals		(56)
Property, plant, and equipment, effect of foreign currency exchange rate variation				(1)		(4,163)
Property, plant, and equipment, ending		34,642		12,544		14,088
Advances to suppliers [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(110)		(83)		(83)
Property, plant, and equipment, additions				(27)
Property, plant, and equipment, ending		(110)		(110)		(83)
Imports in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		250		41		786
Property, plant, and equipment, additions		1,437		9,513		699
Property, plant, and equipment, transfer		(822)	[1]	(9,304)	[2]	(1,446)	[3]
Property, plant, and equipment, effect of foreign currency exchange rate variation		1				2
Property, plant, and equipment, ending		R$ 866		R$ 250		R$ 41
IT equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		5 years		5 years		5 years
Property, plant, and equipment, beginning		R$ 412,809		R$ 395,063		R$ 352,986
Property, plant, and equipment, additions		32,134		21,771		34,921
Property, plant, and equipment, transfer		539	[1]	872	[2]	7,942	[3]
Property, plant, and equipment, write-offs and disposals		(2,827)		(5,249)		(1,953)
Property, plant, and equipment, effect of foreign currency exchange rate variation		2,189		352		1,161
Property, plant, and equipment, Balance acquisition TEAS	[5]					6
Property, plant, and equipment, ending		444,844		412,809		395,063
IT equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(318,063)		(288,083)		(260,859)
Property, plant, and equipment, depreciation		(35,080)		(34,782)		(30,659)
Property, plant, and equipment, transfer		122	[1]	50	[2]	2,702	[3]
Property, plant, and equipment, write-offs and disposals		2,676		5,061		1,819
Property, plant, and equipment, effect of foreign currency exchange rate variation		(1,911)		(309)		(1,080)
Property, plant, and equipment, Balance acquisition TEAS	[5]					(6)
Property, plant, and equipment, ending		R$ (352,256)		R$ (318,063)		R$ (288,083)

[1]	Refers to amounts transferredbetween rubrics andtointangible assets.
[2]	Refers to amounts transferred to intangible assets, inventories and right-of-use assets.
[3]	Refers to amounts transferred to intangible assets, inventories and right-of-use assets as from 2019.
[4]	Refers to the asset write-offs of Oxiteno Andina (see Note 3.b.6).
[5]	See Note .c.